Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE	$ 3,222,344	$ 2,525,909	$ 63,863
OPERATING EXPENSES
Cost of revenue	(997,475)	(534,880)	(12,773)
Selling expenses	(259,760)	(130,494)
General and administrative expenses	(1,997,017)	(859,935)	(15,663)
Total operating expenses	(3,254,252)	(1,525,309)	(28,436)
(LOSS) INCOME FROM OPERATIONS	(31,908)	1,000,600	35,427
OTHER INCOME (EXPENSE)
Other income, net	22,880	86
Interest expense	(50,516)	(3,770)
Total other income (expense), net	(27,636)	(3,684)
(LOSS)/INCOME BEFORE INCOME TAXES	(59,544)	996,916	35,427
Income tax expenses (Note 12)	(94,116)	(144,417)	(2,731)
NET (LOSS) INCOME	(153,660)	852,499	32,696
Other comprehensive (loss) income
Foreign currency translation adjustment	(3,729)	4,053	70
Comprehensive (loss) income	$ (157,389)	$ 856,552	$ 32,766
(Loss)/earning per share – basic (in Dollars per share)	$ (0.008)	$ 0.0461	$ 0.0018
(Loss)/earning per share – diluted (in Dollars per share)	$ (0.008)	$ 0.0461	$ 0.0018
Basic weighted average shares outstanding (in Shares)	19,126,616	18,500,000	18,500,000
Diluted weighted average shares outstanding (in Shares)	19,126,616	18,500,000	18,500,000